Loans and allowance for credit losses - Credit Quality Indicators by Class of Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			$ 4,352,490
Loans	$ 7,082,959	$ 4,409,642	4,409,642	$ 3,667,511
Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			57,152
Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			4,143,116
Loans	6,586,216		4,143,116
Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			142,511
Loans	364,520		186,180
Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			43,669
Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			66,863
Loans	129,073		80,346
Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			13,483
Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			1,032,352
Loans	1,346,122		1,034,036	867,083
Commercial and industrial | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			1,684
Commercial and industrial | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			946,247
Loans	1,238,409
Commercial and industrial | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Commercial and industrial | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			66,910
Loans	68,367
Commercial and industrial | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			1,224
Commercial and industrial | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			19,195
Loans	39,146
Commercial and industrial | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			460
Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			548,217
Loans	1,222,220		551,101	556,051
Construction | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			2,884
Construction | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			541,201
Loans	1,178,821
Construction | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Construction | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			4,790
Loans	34,684
Construction | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			2,681
Construction | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			2,226
Loans	8,703
Construction | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			203
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			691,116
Loans	1,089,270		710,454	555,815
Residential real estate | 1-to-4 family mortgage | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			19,338
Residential real estate | 1-to-4 family mortgage | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			666,177
Loans	1,025,911
Residential real estate | 1-to-4 family mortgage | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | 1-to-4 family mortgage | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			11,380
Loans	39,182
Residential real estate | 1-to-4 family mortgage | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			15,091
Residential real estate | 1-to-4 family mortgage | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			13,559
Loans	23,591
Residential real estate | 1-to-4 family mortgage | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			4,247
Residential real estate | Residential line of credit
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			221,457
Loans	408,211		221,530	190,480
Residential real estate | Residential line of credit | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			73
Residential real estate | Residential line of credit | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			218,086
Loans	396,348
Residential real estate | Residential line of credit | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | Residential line of credit | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			1,343
Loans	6,511
Residential real estate | Residential line of credit | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | Residential line of credit | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			2,028
Loans	4,756
Residential real estate | Residential line of credit | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			73
Residential real estate | Multi-family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			69,429
Loans	175,676		69,429	75,457
Residential real estate | Multi-family mortgage | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | Multi-family mortgage | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			69,366
Loans	175,619
Residential real estate | Multi-family mortgage | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | Multi-family mortgage | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			63
Loans	0
Residential real estate | Multi-family mortgage | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | Multi-family mortgage | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			0
Loans	57
Residential real estate | Multi-family mortgage | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Residential real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,598,979
Residential real estate | Non-owner occupied | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,448,084
Residential real estate | Non-owner occupied | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	130,100
Residential real estate | Non-owner occupied | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	20,795
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	924,841
Commercial real estate | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	828,223
Commercial real estate | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	70,059
Commercial real estate | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	26,559
Commercial real estate | Owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			624,379
Loans	924,841		630,270	493,524
Commercial real estate | Owner occupied | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			5,891
Commercial real estate | Owner occupied | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			576,737
Commercial real estate | Owner occupied | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Commercial real estate | Owner occupied | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			30,379
Commercial real estate | Owner occupied | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			4,535
Commercial real estate | Owner occupied | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			17,263
Commercial real estate | Owner occupied | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			1,356
Commercial real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			910,547
Loans	1,598,979		920,744	700,248
Commercial real estate | Non-owner occupied | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			10,197
Commercial real estate | Non-owner occupied | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			876,670
Commercial real estate | Non-owner occupied | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Commercial real estate | Non-owner occupied | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			24,342
Commercial real estate | Non-owner occupied | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			6,617
Commercial real estate | Non-owner occupied | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			9,535
Commercial real estate | Non-owner occupied | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			3,580
Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			254,993
Loans	317,640		272,078	$ 228,853
Consumer and other | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			17,085
Consumer and other | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			248,632
Loans	294,801
Consumer and other | Pass | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			0
Consumer and other | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			3,304
Loans	15,617
Consumer and other | Watch | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			13,521
Consumer and other | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
Total loans, excluding purchased credit impaired loans			3,057
Loans	$ 5,466
Consumer and other | Substandard | Purchased Credit Impaired loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans			$ 3,564